Note 16 - Segment Information (Details) - Segment Reporting - USD ($) $ in Thousands	3 Months Ended																								12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net interest income	$ 8,131		$ 8,285		$ 8,149		$ 8,930		$ 8,303		$ 8,208		$ 8,187		$ 8,782		$ 8,193		$ 7,930		$ 7,841		$ 8,421		$ 33,495	$ 33,480	$ 32,385
Provision expense	380	[1]	(11)	[1]	799	[1]	(78)	[1]	1,589	[2]	(682)	[2]	1,386	[2]	494	[2]	(198)	[3]	833	[3]	(189)	[3]	31	[3]	1,090	2,787	477
Noninterest income	1,607	[4]	1,584	[4]	1,917	[4]	3,489	[4]	1,657	[4]	2,106	[4]	1,912	[4]	4,118	[4]	1,039	[4]	1,574	[4]	1,965	[4]	3,940	[4]	8,597	9,793	8,518
Noninterest expense	6,911		7,727		7,554		7,427		7,757		7,244		6,997		7,295		6,790		7,320		7,317		7,948		29,619	29,293	29,375
Provision for income taxes																									2,809	3,120	2,939
Net income	1,898		$ 1,642		$ 1,410		$ 3,624		423		$ 2,742		$ 1,344		$ 3,564		1,886		$ 1,061		$ 1,942		$ 3,223		8,574	8,073	8,112
Assets	796,285								778,668								747,368								796,285	778,668	747,368
Banking [Member]
Segment Reporting Information [Line Items]
Net interest income																									30,175	30,172	29,141
Provision expense																									1,055	2,645	364
Noninterest income																									7,880	8,897	7,711
Noninterest expense																									26,983	26,806	26,914
Provision for income taxes																									2,347	2,587	2,440
Net income																									7,670	7,031	7,134
Assets	782,715								764,510								732,905								782,715	764,510	732,905
Consumer Finance [Member]
Segment Reporting Information [Line Items]
Net interest income																									3,320	3,308	3,244
Provision expense																									35	142	113
Noninterest income																									717	896	807
Noninterest expense																									2,636	2,487	2,461
Provision for income taxes																									462	533	499
Net income																									904	1,042	978
Assets	$ 13,570								$ 14,158								$ 14,463								$ 13,570	$ 14,158	$ 14,463

[1]	During the first and third quarters of 2015, the Company experienced negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[2]	During the third quarter of 2014, the Company experienced negative provision expense that was primarily related to a decrease in specific allocations impacted by the improvement in collateral values of an impaired commercial real estate loan relationship. A re-appraisal of the commercial properties securing the loan identified asset appreciation, which resulted in a $524 reduction to the specific allocation related to the loan.
[3]	During most of 2013, the Company experienced minimal to negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[4]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of taxrefunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.